UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-09205
                                                  ---------------

                      Advantage Advisers Xanthus Fund, LLC
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           -----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------
                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.







                                                       [ADVANTAGE ADVISERS LOGO]














                     Advantage Advisers Xanthus Fund, L.L.C.

                              Financial Statements

                     For the Six Months Ended June 30, 2007

                                   (Unaudited)

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
                                   (UNAUDITED)




                                    CONTENTS






Statement of Assets, Liabilities and Members' Capital .......................  1

Schedule of Portfolio Investments ...........................................  2

Schedule of Securities Sold, Not Yet Purchased .............................. 10

Schedule of Swap Contracts .................................................. 15

Statement of Operations ..................................................... 23

Statements of Changes in Members' Capital ................................... 24

Notes to Financial Statements ............................................... 25

Supplemental Information .................................................... 35

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              JUNE 30, 2007

ASSETS
Investments in securities, at market value (cost - $577,332,979)                               $648,973,356
Cash and cash equivalents                                                                        43,711,449
Due from broker (including British Pounds Sterling of ($33,122) with a cost of ($32,334),
  European Euros of $823,291 with a cost of $840,757,
  Hong Kong Dollars of $23,522,024 with a cost of $23,558,521,
  Singapore Dollars of $655,343 with acost of $663,684, and
  Swedish Kronas of $50,317 with a cost of $50,227)                                              29,049,376
Receivable for investment securities sold                                                        79,123,627
Net unrealized appreciation on swap contracts                                                       792,338
Interest receivable                                                                                 219,813
Dividends receivable (net of foreign withholding taxes of $6,937)                                   612,110
Other assets                                                                                         81,549
                                                                                               ------------
    TOTAL ASSETS                                                                                802,563,618
                                                                                               ------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $221,099,097)                   221,301,657
Withdrawals payable                                                                              12,992,097
Payable for investment securities purchased                                                      28,851,460
Administration fees payable                                                                         439,308
Accounting and investor services fees payable                                                       224,171
Dividends payable on securities sold, not yet purchased                                             227,363
Accrued expenses                                                                                    604,346
                                                                                               ------------
    TOTAL LIABILITIES                                                                           264,640,402
                                                                                               ------------

      NET ASSETS                                                                               $537,923,216
                                                                                               ============


MEMBERS' CAPITAL - NET ASSETS
Net capital contributions                                                                      $382,857,028
Accumulated net investment loss                                                                  (1,518,017)
Accumulated net realized gain on investments and foreign currency transactions                   84,483,209
Net unrealized appreciation on investments, foreign currency, and swap transactions              72,100,996
                                                                                               ------------
    MEMBERS' CAPITAL - NET ASSETS                                                              $537,923,216
                                                                                               ============



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2007
SHARES                                                                                   MARKET VALUE
                  INVESTMENTS IN SECURITIES - 120.64%
                  U.S. COMMON STOCK - 69.06%
                     APPLICATIONS SOFTWARE - 0.99%
     329,732            Quest Software, Inc.*                                   (a)      $  5,338,361
                                                                                         ------------
                     BUSINESS TO BUSINESS / E-COMMERCE - 0.80%
     230,460            I2 Technologies, Inc.*                                  (a)         4,295,774
                                                                                         ------------
                     COMPUTER SERVICES - 4.79%
   1,139,980            BISYS Group, Inc.*                                      (a)        13,485,964
     263,644            Manhattan Associates, Inc.*                             (a)         7,358,304
     162,260            Syntel, Inc.                                            (a)         4,931,081
                                                                                         ------------
                                                                                           25,775,349
                                                                                         ------------
                     COMPUTERS - 6.93%
     184,250            Apple, Inc.*                                            (a)        22,485,870
     330,934            Hewlett-Packard Co.                                     (a)        14,766,275
                                                                                         ------------
                                                                                           37,252,145
                                                                                         ------------
                     COMPUTERS - MEMORY DEVICES - 2.95%
     324,320            Sandisk Corp.*                                        (a)(b)       15,872,221
           1            Seagate Technology Escrow*                                                 28
                                                                                         ------------
                                                                                           15,872,249
                                                                                         ------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - 3.68%
     553,238            Synaptics, Inc.*                                        (a)        19,800,388
                                                                                         ------------
                     DECISION SUPPORT SOFTWARE - 1.19%
     113,839            SPSS, Inc.*                                             (a)         5,024,854
     124,700            Wind River Systems, Inc.*                                           1,371,700
                                                                                         ------------
                                                                                            6,396,554
                                                                                         ------------
                     E-SERVICES / CONSULTING - 0.07%
      23,920            RightNow Technologies, Inc.*                                          392,527
                                                                                         ------------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.90%
   1,308,350            Solectron Corp.*                                                    4,814,728
                                                                                         ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 11.27%
     358,159            Altera Corp.                                            (a)         7,926,059
      31,110            AuthenTec, Inc.*                                                      321,988
     313,161            Cavium Networks, Inc.*                                  (a)         7,083,702



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2007
SHARES                                                                                   MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
     537,168            MIPS Technologies, Inc.*                                (a)      $  4,721,707
     200,870            Netlogic Microsystems, Inc.*                            (a)         6,395,701
     175,350            NVIDIA Corp.*                                           (a)         7,243,708
   1,792,130            ON Semiconductor Corp.*                                 (a)        19,211,634
     116,190            Semtech Corp.*                                                      2,013,573
      86,860            Texas Instruments, Inc.                                             3,268,542
     169,652            Volterra Semiconductor Corp.*                           (a)         2,409,058
                                                                                         ------------
                                                                                           60,595,672
                                                                                         ------------
                     ELECTRONIC MEASURING INSTRUMENTS - 1.12%
     186,930            Trimble Navigation, Ltd.*                               (a)         6,019,146
                                                                                         ------------
                     ENTERPRISE SOFTWARE / SERVICES - 7.58%
     174,340            BEA Systems, Inc.*                                      (a)         2,386,715
     145,520            Concur Technologies, Inc.*                              (a)         3,325,132
     676,550            Informatica Corp.*                                      (a)         9,992,643
     938,660            Lawson Software, Inc.*                                  (a)         9,283,347
     410,680            Oracle Corp.*                                           (a)         8,094,503
     341,550            Taleo Corp., Class A*                                   (a)         7,695,122
                                                                                         ------------
                                                                                           40,777,462
                                                                                         ------------
                     ENTERTAINMENT SOFTWARE - 1.87%
     329,052            THQ, Inc.*                                              (a)        10,042,667
                                                                                         ------------
                     INTERNET APPLICATION SOFTWARE - 1.06%
     407,450            Interwoven, Inc.*                                       (a)         5,720,598
                                                                                         ------------
                     INTERNET INCUBATORS - 0.82%
   1,571,700            Safeguard Scientifics, Inc.*                            (a)         4,416,477
                                                                                         ------------
                     MEDICAL - DRUGS - 1.27%
     188,970            OSI Pharmaceuticals, Inc.*                              (a)         6,842,604
                                                                                         ------------
                     NETWORKING PRODUCTS - 1.01%
      55,310            Atheros Communications, Inc.*                                       1,705,760
     223,690            Foundry Networks, Inc.*                                 (a)         3,726,676
                                                                                         ------------
                                                                                            5,432,436
                                                                                         ------------
                     OIL & GAS DRILLING - 1.26%
      69,720            Noble Corp.                                             (a)         6,799,094
                                                                                         ------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2007
SHARES                                                                                   MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.20%
     502,630            Cirrus Logic, Inc.*                                     (a)      $  4,171,829
     390,500            Maxim Integrated Products, Inc.                         (a)        13,046,605
                                                                                         ------------
                                                                                           17,218,434
                                                                                         ------------
                     SEMICONDUCTOR EQUIPMENT - 3.07%
      69,730            Formfactor, Inc.*                                       (a)         2,670,659
     341,868            Tessera Technologies, Inc.*                             (a)        13,862,747
                                                                                         ------------
                                                                                           16,533,406
                                                                                         ------------
                     TELECOMMUNICATION EQUIPMENT - 0.29%
     131,500            Sirenza Microdevices, Inc.*                             (a)         1,560,905
                                                                                         ------------
                     TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 2.75%
     458,520            Corning, Inc.*                                          (a)        11,715,186
     204,823            Oplink Communications, Inc.*                            (a)         3,072,345
                                                                                         ------------
                                                                                           14,787,531
                                                                                         ------------
                     THEATERS - 2.28%
     438,690            National Cinemedia, Inc.*                               (a)        12,287,707
                                                                                         ------------
                     THERAPEUTICS - 1.82%
     251,786            Gilead Sciences, Inc.*                                  (a)         9,769,272
                                                                                         ------------
                     WEB PORTALS / ISP - 1.22%
     242,480            Yahoo!, Inc.*                                           (a)         6,578,482
                                                                                         ------------
                     WIRELESS EQUIPMENT - 4.87%
     363,040            Qualcomm, Inc.                                          (a)        15,752,305
     310,540            SBA Communications Corp., Class A*                      (a)        10,431,039
                                                                                         ------------
                                                                                           26,183,344
                                                                                         ------------
                  TOTAL U.S. COMMON STOCK (COST $350,884,804)                            $371,503,312
                                                                                         ------------
                  CANADA COMMON STOCK - 0.87%
                     ADVANCED MATERIALS / PRODUCTS - 0.87%
   1,323,518            Neo Material Technologies, Inc.*                                    4,703,077
                                                                                         ------------
                  TOTAL CANADA COMMON STOCK (COST $4,338,879)                            $  4,703,077
                                                                                         ------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


                                                                                        JUNE 30, 2007
SHARES                                                                                   MARKET VALUE
                  CHINA COMMON STOCK - 14.58%
                     ADVERTISING SALES - 0.78%
      83,120            Focus Media Holding, Ltd. - Sponsored ADR*              (a)      $  4,196,313
                                                                                         ------------
                     BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS - 1.91%
   4,681,315            China National Building Material Co., Ltd.                         10,275,313
                                                                                         ------------
                     DIVERSIFIED MINERALS - 0.50%
   9,298,688            China Rare Earth Holdings, Ltd.                                     2,664,278
                                                                                         ------------
                     ENERGY - ALTERNATE SOURCES - 0.39%
      67,110            LDK Solar Company, Ltd. - Sponsored ADR*                (a)         2,100,543
                                                                                         ------------
                     INTERNET CONTENT - ENTERTAINMENT - 4.32%
     749,093            Shanda Interactive Entertainment, Ltd. - Sponsored ADR* (a)        23,221,883
                                                                                         ------------
                     MACHINERY - GENERAL INDUSTRY - 0.80%
   3,326,605            Haitian International Holdings*                                     2,548,813
   4,172,451            Shanghai Prime Machinery Co., Ltd.*                                 1,729,204
                                                                                         ------------
                                                                                            4,278,017
                                                                                         ------------
                     MARINE SERVICES - 0.04%
     579,764            Xiamen International Port Co., Ltd.*                                  229,891
                                                                                         ------------
                     MEDICAL INSTRUMENTS - 0.16%
   1,485,588            Golden Meditech Co., Ltd.*                                            853,207
                                                                                         ------------
                     MULTI-MEDIA - 1.85%
   1,205,050            Xinhua Finance Media, Ltd. - Sponsored ADR*             (a)         9,977,814
                                                                                         ------------
                     WEB PORTALS / ISP - 3.83%
     492,227            Sina Corp.*                                             (a)        20,604,622
                                                                                         ------------
                  TOTAL CHINA COMMON STOCK (COST $61,714,501)                            $ 78,401,881
                                                                                         ------------
                  FRANCE COMMON STOCK - 4.33%
                     ENTERPRISE SOFTWARE / SERVICES - 1.56%
     216,260            Business Objects S.A. - Sponsored ADR*                  (a)         8,399,538
                                                                                         ------------
                     ENTERTAINMENT SOFTWARE - 2.77%
     281,838            UBISOFT Entertainment SA*                                          14,901,893
                                                                                         ------------
                  TOTAL FRANCE COMMON STOCK (COST $17,597,603)                           $ 23,301,431
                                                                                         ------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2007
SHARES                                                                                   MARKET VALUE
                  HONG KONG COMMON STOCK - 10.96%
                     AGRICULTURAL CHEMICALS - 0.21%
   6,900,901            Century Sunshine Ecological Technology Holdings, Ltd.            $  1,138,690
                                                                                         ------------
                     AGRICULTURAL OPERATIONS - 0.61%
   3,608,471            China Green Holdings, Ltd.                                          3,304,807
                                                                                         ------------
                     AUTO TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.63%
   3,812,040            Xinyi Glass Holding Co., Ltd.                                       3,403,477
                                                                                         ------------
                     BUILDING - HEAVY CONSTRUCTION - 0.20%
   2,328,334            PYI Corp., Ltd.                                                     1,087,046
                                                                                         ------------
                     BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS - 1.18%
  87,447,120            CATIC International Holdings, Ltd.*                                 6,375,735
                                                                                         ------------
                     DISTRIBUTION / WHOLESALE - 0.14%
   2,236,886            Pacific Andes International Holdings, Ltd.                            758,227
                                                                                         ------------
                     DIVERSIFIED OPERATIONS - 1.28%
       4,873            NWS Holdings, Ltd.                                                     12,155
   6,292,763            Tianjin Development Holdings, Ltd.                                  6,849,846
                                                                                         ------------
                                                                                            6,862,001
                                                                                         ------------
                     FINANCE - INVESTMENT BANKER / BROKER - 0.10%
   4,726,646            Rexcaptial Financial Holdings, Ltd.                                   513,904
                                                                                         ------------
                     FINANCE - OTHER SERVICES - 5.43%
   2,068,299            Hong Kong Exchanges & Clearing, Ltd.                               29,233,815
                                                                                         ------------
                     MEDICAL - BIOMEDICAL / GENETICS - 0.34%
   7,523,794            China Mining Resources Group, Ltd.*                                 1,809,275
                                                                                         ------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 0.12%
     700,000            China High Speed Transmission Equipment Group Co, Ltd.*               633,930
                                                                                         ------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - 0.53%
   7,067,515            China Everbright International, Ltd.                                2,829,573
                                                                                         ------------
                     RETAIL - DRUG STORES - 0.19%
  10,536,500            Hong Kong Pharmaceuticals Holdings, Ltd.*                           1,024,283
                                                                                         ------------
                  TOTAL HONG KONG COMMON STOCK (COST $49,720,761)                        $ 58,974,763
                                                                                         ------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2007
SHARES                                                                                   MARKET VALUE
                  INDIA COMMON STOCK - 1.48%
                     APPLICATIONS SOFTWARE - 1.43%
     309,590            Satyam Computer Services, Ltd. - Sponsored ADR          (a)      $  7,665,449
                                                                                         ------------
                     METAL PROCESSORS & FABRICATION - 0.05%
      18,560            Sterlite Industries India, Ltd. - Sponsored ADR*                      272,275
                                                                                         ------------
                  TOTAL INDIA COMMON STOCK (COST $7,852,557)                             $  7,937,724
                                                                                         ------------
                  SINGAPORE COMMON STOCK - 4.88%
                     FINANCE - OTHER SERVICES - 4.18%
   3,504,561            Singapore Exchange, Ltd.                                           22,455,587
                                                                                         ------------
                     METAL - ALUMINUM - 0.70%
   2,776,905            Midas Holdings, Ltd.                                                3,776,497
                                                                                         ------------
                  TOTAL SINGAPORE COMMON STOCK (COST $16,940,415)                        $ 26,232,084
                                                                                         ------------
                  SPAIN COMMON STOCK - 5.56%
                     FINANCE - INVESTMENT BANKER / BROKER - 3.71%
     339,728            Bolsas y Mercados Espanoles                                        19,935,689
                                                                                         ------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 1.85%
     273,612            Gamesa Corporacion Tecnologica, S.A.                                9,977,208
                                                                                         ------------
                  TOTAL SPAIN COMMON STOCK (COST $24,962,773)                            $ 29,912,897
                                                                                         ------------
                  SWITZERLAND COMMON STOCK - 2.25%
                     ENGINEERING / R&D SERVICES - 2.25%
     535,270            ABB, Ltd. - Sponsored ADR                               (a)        12,097,102
                                                                                         ------------
                  TOTAL SWITZERLAND COMMON STOCK (COST $9,252,902)                       $ 12,097,102
                                                                                         ------------
                  TAIWAN COMMON STOCK - 1.26%
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.26%
     610,817            Taiwan Semiconductor Manufacturing Co., Ltd. -
                          Sponsored ADR                                         (a)         6,798,397
                                                                                         ------------
                  TOTAL TAIWAN COMMON STOCK (COST $6,533,877)                             $ 6,798,397
                                                                                         ------------
                  UNITED KINGDOM COMMON STOCK - 4.07%
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.07%
   2,501,345            ARM Holdings PLC - Sponsored ADR                        (a)      $ 21,886,769
                                                                                         ------------
                  TOTAL UNITED KINGDOM COMMON STOCK (COST $18,861,135)                   $ 21,886,769
                                                                                         ------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

CONTRACTS
                  PURCHASED OPTIONS - 1.34%
                     CALL OPTIONS - 0.43%
                     COMPUTERS - MEMORY DEVICES - 0.02%
       1,165            Sandisk Corp., 07/21/2007, $50.00                                $    116,500
                                                                                         ------------
                     THERAPEUTICS - 0.01%
         874            ImClone Systems, Inc., 08/18/2007, $40.00                              61,180
                                                                                         ------------
                     WEB PORTALS / ISP - 0.40%
         290            Google, Inc., Class A, 07/21/2007, $450.00                          2,160,500
                                                                                         ------------
                     TOTAL CALL OPTIONS (COST $1,977,813)                                   2,338,180
                                                                                         ------------
                     PUT OPTIONS - 0.91%
                     APPLICATIONS SOFTWARE - 0.34%
       5,817            Microsoft Corp., 10/20/2007, $32.50                                 1,832,355
                                                                                         ------------
                     ENTERPRISE SOFTWARE / SERVICES - 0.08%
       2,327            SAP AG - Sponsored ADR, 09/22/2007, $50.00                            453,765
                                                                                         ------------
                     REGISTERED INVESTMENT COMPANY - 0.47%
      28,066            Powershares QQQ Trust Series 1, 09/21/2007, $46.00                  2,497,874
                                                                                         ------------
                     TELECOMMUNICATION EQUIPMENT - 0.02%
       2,907            Tellabs, Inc., 09/22/2007, $10.00                                     101,745
                                                                                         ------------
                     TOTAL PUT OPTIONS (COST $6,694,959)                                    4,885,739
                                                                                         ------------
                  TOTAL PURCHASED OPTIONS (COST $8,672,772)                              $  7,223,919
                                                                                         ------------
                  TOTAL INVESTMENTS (COST $577,332,979) - 120.64%                        $648,973,356
                                                                                         ------------
                  OTHER ASSETS, LESS LIABILITIES - (20.64%)**                            (111,050,140)
                                                                                         ------------
                  NET ASSETS - 100.00%                                                   $537,923,216
                                                                                         ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)   Security held in connection with an open put or call option contract.

*     Non-income producing security.

** Includes $43,711,449 invested in a PNC Bank Money Market Account, which is 8.27% of net assets.

ADR   American Depository Receipt



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                               JUNE 30, 2007                                                          JUNE 30, 2007
                                               PERCENTAGE OF                                                          PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY        NET ASSETS (%)          INVESTMENTS IN SECURITIES - BY INDUSTRY        NET ASSETS (%)
---------------------------------------        --------------          ---------------------------------------        --------------
Advanced Materials / Products                       0.87               Finance - Other Services                            9.61
Advertising Sales                                   0.78               Internet Application Software                       1.06
Agricultural Chemicals                              0.21               Internet Content - Entertainment                    4.32
Agricultural Operations                             0.61               Internet Incubators                                 0.82
Applications Software                               2.76               Machinery - General Industry                        0.80
Auto Truck Parts & Equipment - Replacement          0.63               Marine Services                                     0.04
Building - Heavy Construction                       0.20               Medical - Biomedical / Genetics                     0.34
Building and Construction Products -                                   Medical - Drugs                                     1.27
  Miscellaneous                                     3.09               Medical Instruments                                 0.16
Business to Business / E-Commerce                   0.80               Metal - Aluminum                                    0.70
Computer Services                                   4.79               Metal Processors & Fabrications                     0.05
Computers                                           6.93               Multi-Media                                         1.85
Computers - Memory Devices                          2.97               Networking Products                                 1.01
Computers - Peripheral Equipment                    3.68               Oil & Gas Drilling                                  1.26
Decision Support Software                           1.19               Power Conversion / Supply Equipment                 1.97
Distribution / Wholesale                            0.14               Real Estate Operations / Development                0.53
Diversified Minerals                                0.50               Registered Investment Company                       0.47
Diversified Operations                              1.28               Retail - Drug Stores                                0.19
E-Services / Consulting                             0.07               Semiconductor Components - Integrated Circuits      4.46
Electronic Components - Miscellaneous               0.90               Semiconductor Equipment                             3.07
Electronic Components - Semiconductors             15.34               Telecommunication Equipment                         0.31
Electronic Measuring Instruments                    1.12               Telecommunication Equipment - Fiber Optics          2.75
Energy - Alternative Sources                        0.39               Theaters                                            2.28
Engineering / R&D Services                          2.25               Therapeutics                                        1.83
Enterprise Software / Services                      9.22               Web Portals / ISP                                   5.45
Entertainment Software                              4.64               Wireless Equipment                                  4.87
Finance - Investment Banker / Broker                3.81                                                                 ------
                                                                       TOTAL INVESTMENTS IN SECURITIES                   120.64
                                                                                                                         ======



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2007
SHARES                                                                                    MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (41.14%)
                  U.S. COMMON STOCK - (30.46%)
                     APPLICATIONS SOFTWARE - (0.82%)
     103,320            Salesforce.com, Inc.                                             $  (4,428,295)
                                                                                         -------------
                     BUILDING - RESIDENTIAL / COMMERCIAL - (0.67%)
     160,890            Pulte Homes, Inc.                                                   (3,611,981)
                                                                                         -------------
                     CABLE TELEVISION - (0.66%)
     125,460            Comcast Corp., Class A                                              (3,527,935)
                                                                                         -------------
                     COMMERCIAL SERVICES - FINANCE - (0.84%)
     160,430            Jackson Hewitt Tax Service, Inc.                                    (4,509,687)
                                                                                         -------------
                     COMPUTER GRAPHICS - (0.80%)
     235,460            Trident Microsystems, Inc.                                          (4,320,691)
                                                                                         -------------
                     COMPUTERS - MEMORY DEVICES - (0.84%)
     123,000            Imation Corp.                                                       (4,533,780)
                                                                                         -------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - (1.07%)
     117,190            Lexmark International, Inc., Class A                                (5,778,639)
                                                                                         -------------
                     DIRECT MARKETING - (1.12%)
     234,090            Harte-Hanks, Inc.                                                   (6,011,431)
                                                                                         -------------
                     ELECTRIC PRODUCTS - MISCELLANEOUS - (0.86%)
     154,030            Molex, Inc.                                                         (4,622,440)
                                                                                         -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (5.01%)
      77,010            Advanced Micro Devices, Inc.                                        (1,101,243)
     244,510            AMIS Holdings, Inc.                                                 (3,061,265)
     354,480            Broadcom Corp., Class A                                            (10,368,540)
      72,890            Microchip Technology, Inc.                                          (2,699,846)
     384,740            Micron Technology, Inc.                                             (4,820,792)
     237,460            SIRF Technology Holdings, Inc.                                      (4,924,920)
                                                                                         -------------
                                                                                           (26,976,606)
                                                                                         -------------
                     ENTERTAINMENT SOFTWARE - (1.69%)
     192,136            Electronic Arts, Inc.                                               (9,091,876)
                                                                                         -------------
                     FOOD - CONFECTIONERY - (0.44%)
      46,560            Hershey Co.                                                         (2,356,867)
                                                                                         -------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2007
SHARES                                                                                    MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     MACHINERY - PUMPS - (0.57%)
      75,990            Graco, Inc.                                                      $  (3,060,877)
                                                                                         -------------
                     MULTI-MEDIA - (0.91%)
      79,550            Meredith Corp.                                                      (4,900,280)
                                                                                         -------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - (1.29%)
     244,160            Advanced Energy Industries, Inc.                                    (5,532,666)
      25,880            Hubbell, Inc., Class B                                              (1,403,213)
                                                                                         -------------
                                                                                            (6,935,879)
                                                                                         -------------
                     REGISTERED INVESTMENT COMPANY - (9.77%)
     175,920            iShares Dow Jones U.S. Real Estate Index Fund                      (13,619,726)
      88,500            iShares FTSE / Xinhua China 25 Index Fund                          (11,403,225)
     359,020            iShares MSCI Hong Kong Index                                        (6,110,521)
     472,670            iShares MSCI Taiwan Index Fund                                      (7,562,720)
     291,070            Powershares QQQ Trust Series 1                                     (13,854,932)
                                                                                         -------------
                                                                                           (52,551,124)
                                                                                         -------------
                     REITS - APARTMENTS - (0.55%)
      58,520            Apartment Investment & Management Co., Class A                      (2,950,578)
                                                                                         -------------
                     RETAIL - AUTOMOBILE - (0.25%)
      58,810            AutoNation, Inc.                                                    (1,319,697)
                                                                                         -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.20%)
      29,110            Linear Technology Corp.                                             (1,053,200)
                                                                                         -------------
                     SEMICONDUCTOR EQUIPMENT - (1.45%)
     149,950            Novellus Systems, Inc.                                              (4,254,082)
      88,635            Varian Semiconductor Equipment Associates, Inc.                     (3,550,718)
                                                                                         -------------
                                                                                            (7,804,800)
                                                                                         -------------
                     TELEPHONE - INTEGRATED - (0.21%)
     118,100            Qwest Communications International, Inc.                            (1,145,570)
                                                                                         -------------
                     WEB PORTALS / ISP - (0.10%)
      74,610            EarthLink, Inc.                                                       (557,337)
                                                                                         -------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2007
SHARES                                                                                    MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     WIRELESS EQUIPMENT - (0.34%)
     103,660            Motorola, Inc.                                                   $  (1,834,782)
                                                                                         -------------
                  TOTAL U.S. COMMON STOCK (PROCEEDS $166,526,136)                        $(163,884,352)
                                                                                         -------------
                  CAYMAN ISLAND - (0.24%)
                     ELECTRONIC MEASURING INSTRUMENTS - (0.24%)
      17,710            Garmin, Ltd.                                                        (1,310,009)
                                                                                         -------------
                  TOTAL CAYMAN ISLAND (PROCEEDS $990,383)                                $  (1,310,009)
                                                                                         -------------
                  CHINA - (3.80%)
                     COMMERCIAL BANKS - NON U.S. - (0.61%)
   5,897,949            Industrial and Commercial Bank of China                             (3,274,166)
                                                                                         -------------
                     MACHINERY - GENERAL INDUSTRY - (0.20%)
   2,359,179            Shanghai Electric Group Co., Ltd.                                   (1,062,218)
                                                                                         -------------
                     SCHOOLS - (0.26%)
      26,310            New Oriental Education & Technology Group, Inc. -
                          Sponsored ADR                                                     (1,413,373)
                                                                                         -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.10%)
      77,100            Semiconductor Manufacturing International Corp. -
                          Sponsored ADR                                                       (531,219)
                                                                                         -------------
                     TELECOMMUNICATION EQUIPMENT - (2.42%)
   3,858,375            Foxconn International Holdings, Ltd.                               (11,055,091)
     414,728            ZTE Corp.                                                           (1,973,405)
                                                                                         -------------
                                                                                           (13,028,496)
                                                                                         -------------
                     WEB PORTALS / ISP - (0.21%)
      65,500            Netease.com, Inc. - Sponsored ADR                                   (1,114,810)
                                                                                         -------------
                  TOTAL CHINA (PROCEEDS $20,463,785)                                     $ (20,424,282)
                                                                                         -------------
                  HONG KONG - (2.22%)
                     CELLULAR TELECOMMUNICATIONS - (1.18%)
     117,950            China Mobile, Ltd. - Sponsored ADR                                  (6,357,505)
                                                                                         -------------
                     DIVERSIFIED OPERATIONS - (0.19%)
     104,610            Hutchinson Whampoa, Ltd.                                            (1,039,022)
                                                                                         -------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2007
SHARES                                                                                    MARKET VALUE
                  HONG KONG - (CONTINUED)
                     FOOD - MISCELLANEOUS / DIVERSIFIED - (0.25%)
   1,998,225            China Foods, Ltd.                                                $  (1,357,215)
                                                                                         -------------
                     PUBLISHING - NEWSPAPERS - (0.01%)
     116,982            SCMP Group, Ltd.                                                       (47,733)
                                                                                         -------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - (0.57%)
     118,166            Cheung Kong Holdings, Ltd.                                          (1,547,756)
     236,556            Kerry Properties, Ltd.                                              (1,485,678)
                                                                                         -------------
                                                                                            (3,033,434)
                                                                                         -------------
                     RETAIL - PERFUME AND COSMETICS - (0.02%)
     256,191            SA SA International Holdings, Ltd.                                     (94,377)
                                                                                         -------------
                  TOTAL HONG KONG (PROCEEDS $10,688,670)                                 $ (11,929,286)
                                                                                         -------------
                  INDIA - (0.29%)
                     APPLICATIONS SOFTWARE - (0.10%)
      35,360            Wipro, Ltd. - Sponsored ADR                                           (549,848)
                                                                                         -------------
                     COMMERCIAL BANKS - NON U.S. - (0.19%)
      11,820            HDFC Bank, Ltd.                                                       (995,953)
                                                                                         -------------
                  TOTAL INDIA (PROCEEDS $1,391,023)                                      $  (1,545,801)
                                                                                         -------------
                  ISRAEL - (0.07%)
                     INTERNET SECURITY - (0.07%)
      17,561            Check Point Software Technologies, Ltd.                               (400,566)
                                                                                         -------------
                  TOTAL ISRAEL (PROCEEDS $382,951)                                       $    (400,566)
                                                                                         -------------
                  JAPAN - (0.09%)
                     AUDIO / VIDEO PRODUCTS - (0.09%)
       9,250            Sony Corp. - Sponsored ADR                                            (475,172)
                                                                                         -------------
                  TOTAL JAPAN (PROCEEDS $346,927)                                        $    (475,172)
                                                                                         -------------
                  NETHERLANDS - (1.30%)
                     SEMICONDUCTOR EQUIPMENT - (1.30%)
     254,060            ASML Holdings N.V.                                                  (6,973,947)
                                                                                         -------------
                  TOTAL NETHERLANDS (PROCEEDS $6,340,223)                                $  (6,973,947)
                                                                                         -------------



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2007
SHARES                                                                                    MARKET VALUE
                  SWITZERLAND - (1.30%)
                     COMPUTERS - PERIPHERAL EQUIPMENT - (1.30%)
     266,140            Logitech International S.A.                                      $  (7,023,435)
                                                                                         -------------
                  TOTAL SWITZERLAND (PROCEEDS $7,159,494)                                $  (7,023,435)
                                                                                         -------------
                  TAIWAN - (1.37%)
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.37%)
     295,400            Silicon Motion Technology Corp. - Sponsored ADR                     (7,334,782)
                                                                                         -------------
                  TOTAL TAIWAN (PROCEEDS $6,809,487)                                     $  (7,334,782)
                                                                                         -------------
                  UNITED KINGDOM - 0.00%
                     CELLULAR TELECOMMUNICATIONS - 0.00%
           1            Vodafone Group PLC - Sponsored ADR                                         (25)
                                                                                         -------------
                  TOTAL UNITED KINGDOM (PROCEEDS $18)                                    $         (25)
                                                                                         -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $221,099,097)       $(221,301,657)
                                                                                         =============

                                            JUNE 30, 2007                                                       JUNE 30, 2007
SECURITIES SOLD, NOT YET PURCHASED -        PERCENTAGE OF           SECURITIES SOLD, NOT YET PURCHASED -        PERCENTAGE OF
BY INDUSTRY                                 NET ASSETS (%)          BY INDUSTRY                                 NET ASSETS (%)
------------------------------------        --------------          ------------------------------------        --------------
Applications Software                           (0.92)              Internet Security                               (0.07)
Audio / Video Products                          (0.09)              Machinery - General Industry                    (0.20)
Building - Residential / Commercial             (0.67)              Machinery - Pumps                               (0.57)
Cable Television                                (0.66)              Multi-Media                                     (0.91)
Cellular Telecommunications                     (1.18)              Power Conversion / Supply Equipment             (1.29)
Commercial Banks - Non U.S.                     (0.80)              Publishing - Newspapers                         (0.01)
Commercial Services - Finance                   (0.84)              Real Estate Operations / Development            (0.57)
Computer Graphics                               (0.80)              Registered Investment Company                   (9.77)
Computers - Memory Devices                      (0.84)              REITS - Apartments                              (0.55)
Computers - Peripheral Equipment                (2.37)              Retail - Automobile                             (0.25)
Direct Marketing                                (1.12)              Retail - Perfume and Cosmetics                  (0.02)
Diversified Operations                          (0.19)              Schools                                         (0.26)
Electric Products - Miscellaneous               (0.86)              Semiconductor Components - Integrated Circuits  (0.30)
Electronic Components - Semiconductors          (6.38)              Semiconductor Equipment                         (2.75)
Electronic Measuring Instruments                (0.24)              Telecommunication Equipment                     (2.42)
Entertainment Software                          (1.69)              Telephone - Integrated                          (0.21)
Food - Confectionery                            (0.44)              Web Portals / ISP                               (0.31)
Food - Miscellaneous / Diversified              (0.25)              Wireless Equipment                              (0.34)
                                                                                                                   ------
                                                                    TOTAL SECURITIES SOLD, NOT YET PURCHASED       (41.14)
                                                                                                                   ======



   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             JUNE 30, 2007
        NET                                                                   UNREALIZED
     NOTIONAL     MATURITY                                                   APPRECIATION/
      AMOUNT        DATE                                                     (DEPRECIATION)

                 SCHEDULE OF SWAP CONTRACTS - 0.15%
                 AGRICULTURAL OPERATIONS - 0.02%

   $5,230,361    05/15/2009     IOI Corporation, BHD                              $  85,068
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                05/18/2007 to receive the total return of the
                                shares of IOI Corporation, BHD in exchange
                                for an amount to be paid monthly equal to the
                                1 month LIBOR rate plus 0.45%.

                 AUDIO / VIDEO PRODUCTS - 0.01%

  ($4,667,531)   01/18/2010     Matsushita Electric Industrial Co., Ltd.             68,332
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                02/02/2007 to receive the total return of the
                                shares of Matsushita Electric Industrial Co.,
                                Ltd. in exchange for an amount to be paid
                                monthly equal to the 1 month LIBOR rate less
                                0.40%.

                 BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - (0.04%)

   $6,199,102    04/24/2008     GS Engineering & Construction Corp.                (198,206)
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                02/26/2007 to receive the total return of the
                                shares of GS Engineering & Construction Corp.
                                in exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.45%.

                 BUILDING - HEAVY CONSTRUCTION - 0.03%

   $5,669,254    05/15/2009     YTL Corporation Berhad                              178,574
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                05/23/2007 to receive the total return of the
                                shares of YTL Corporation Berhad in exchange
                                for an amount to be paid monthly equal to the
                                1 month LIBOR rate plus 0.45%.

                 COMPUTERS - (0.00%)

  ($1,237,992)   04/21/2008     Acer, Inc.                                          (13,273)
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                05/15/2007 to receive the total return of the
                                shares of Acer Inc. in exchange for an amount
                                to be paid monthly equal to the 1 month LIBOR
                                rate less 3.50%.



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                             JUNE 30, 2007
        NET                                                                   UNREALIZED
     NOTIONAL     MATURITY                                                   APPRECIATION/
      AMOUNT        DATE                                                     (DEPRECIATION)

                 COMPUTERS - INTEGRATED SYSTEMS - 0.01%

  ($3,469,103)   01/18/2010     Fujitsu. Ltd.                                     $  46,534
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                02/01/2007 to receive the total return of the
                                shares of Fujitsu, Ltd. in exchange for an
                                amount to be paid monthly equal to the 1
                                month LIBOR rate less 0.40%.

                 DIVERSIFIED MINERALS - 0.02%

   $4,840,071    01/05/2010     Dowa Holdings Co.                                   119,480
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                06/07/2007 to receive the total return of the
                                shares of Dowa Holdings Co. in exchange for
                                an amount to be paid monthly equal to the 1
                                month LIBOR rate plus 0.45%.

                 DIVERSIFIED OPERATIONS - (0.02%)

   $1,290,385    05/15/2009     Lion Diversified Holdings                           (14,690)

                                Agreement with Morgan Stanley, dated
                                06/18/2007 to receive the total return of the shares of Lion Diversified Holdings in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus 0.45%.

     $526,499    04/24/2008     On*Media Corp.                                       11,371

                                Agreement with Morgan Stanley, dated
                                02/14/2007 to receive the total return of the shares of On*Media Corp. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus 0.45%.

   $5,013,936    05/15/2009     Sime Darby BHD                                      (95,609)

                                Agreement with Morgan Stanley, dated
                                06/25/2007 to receive the total return of the shares of Sime Darby BHD in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus 0.45%.



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                             JUNE 30, 2007
        NET                                                                   UNREALIZED
     NOTIONAL     MATURITY                                                   APPRECIATION/
      AMOUNT        DATE                                                     (DEPRECIATION)

                 DIVERSIFIED OPERATIONS - (CONTINUED)

   $2,532,302    05/15/2009     UEM World BHD                                     $ (10,269)

                                Agreement with Morgan Stanley, dated
                                05/23/2007 to receive the total return of the shares of UEM World BHD in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus 0.45%.

                                                                                  ---------
                                                                                   (109,197)
                                                                                  ---------

                 E-COMMERCE / PRODUCTS - 0.01%

   $9,887,701    04/24/2008     Daum Communications Corp.                            62,371
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                07/13/2006 to receive the total return of the
                                shares of Daum Communications Corp. in
                                exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.45%.

                 E-COMMERCE / SERVICES - 0.03%

   $3,639,597    04/24/2008     Esang Networks Co., Ltd.                            145,110
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                09/22/2006 to receive the total return of the
                                shares of Esang Networks Co., Ltd. in
                                exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.45%.

                 ELECTRIC PRODUCTS - MISCELLANEOUS - (0.00%)

  ($1,188,906)   04/24/2008     LG Electronics, Inc.                                (15,554)
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                02/01/2007 to receive the total return of the
                                shares of LG Electronics, Inc. in exchange
                                for an amount to be paid monthly equal to the
                                1 month LIBOR rate less 1.50%.

                 ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.10%)

  ($3,168,152)   04/24/2008     Asustek Computer, Inc.                              (52,737)

                                Agreement with Morgan Stanley, dated
                                03/23/2007 to receive the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate less 3.50%.



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                             JUNE 30, 2007
        NET                                                                   UNREALIZED
     NOTIONAL     MATURITY                                                   APPRECIATION/
      AMOUNT        DATE                                                     (DEPRECIATION)

                 ELECTRONIC COMPONENTS - MISCELLANEOUS - (CONTINUED)

   $1,238,224    04/24/2008     I-Chiun Precision Industry Co., Ltd.              $   4,392

                                Agreement with Morgan Stanley, dated
                                03/26/2007 to receive the total return of the shares of I-Chiun Precision Industry Co.,
                                Ltd. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus
                                0.45%.

   $6,073,885    04/24/2008     Seoul Semiconductor Co., Ltd.                      (494,392)

                                Agreement with Morgan Stanley, dated
                                03/22/2007 to receive the total return of the
                                shares of Seoul Semiconductor Co., Ltd. in
                                exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.45%.
                                                                                  ---------
                                                                                   (542,737)
                                                                                  ---------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.10%

  ($9,827,707)   01/18/2010     Elpida Memory, Inc.                                 339,558

                                Agreement with Morgan Stanley, dated
                                01/05/2007 to receive the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate less 0.52%.

 ($11,848,760)   04/24/2008     Hynix Semiconductor, Inc.                           198,881

                                Agreement with Morgan Stanley, dated
                                10/26/2006 to receive the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate less 2.55%.

   $2,711,334    04/24/2008     Mediatek, Inc.                                       11,707

                                Agreement with Morgan Stanley, dated
                                05/05/2006 to receive the total return of the shares of Mediatek, Inc. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus 0.45%.



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                             JUNE 30, 2007
        NET                                                                   UNREALIZED
     NOTIONAL     MATURITY                                                   APPRECIATION/
      AMOUNT        DATE                                                     (DEPRECIATION)

                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)

   $2,167,001    04/24/2008     Opto Tech Corp.                                   $  12,219

                                Agreement with Morgan Stanley, dated
                                03/29/2007 to receive the total return of the
                                shares of Opto Tech Corp. in exchange for an
                                amount to be paid monthly equal to the 1
                                month LIBOR rate plus 0.45%.
                                                                                  ---------
                                                                                    562,365
                                                                                  ---------
                 ENERGY - ALTERNATE SOURCES - 0.00%

    ($767,592)   04/21/2008     Motech Industries, Inc.                               6,304
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                06/07/2007 to receive the total return of the
                                shares of Motech Industries, Inc. in exchange
                                for an amount to be paid monthly equal to the
                                1 month LIBOR rate less 4.50%.

                 ENGINES - INTERNAL COMBUSTION - 0.01%

   $2,009,630    04/21/2008     Hyunjin Materials Co., Ltd.                          67,945
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                06/21/2007 to receive the total return of the
                                shares of Hyunjin Materials Co., Ltd. in
                                exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.45%.

                 ENTERTAINMENT SOFTWARE - (0.00%)

     $794,528    04/21/2008     International Games System Co., Ltd.                (20,829)
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                06/19/2007 to receive the total return of the
                                shares of International Games System Co.,
                                Ltd. in exchange for an amount to be paid
                                monthly equal to the 1 month LIBOR rate plus
                                0.45%.

                 ENVIRONMENTAL CONSULTING & ENGINEERING - (0.00%)

     $249,098    04/21/2008     China Ecotek Corp.                                   (9,008)
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                06/07/2007 to receive the total return of the
                                shares of China Ecotek Corp. in exchange for
                                an amount to be paid monthly equal to the 1
                                month LIBOR rate plus 0.45%.



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                             JUNE 30, 2007
        NET                                                                   UNREALIZED
     NOTIONAL     MATURITY                                                   APPRECIATION/
      AMOUNT        DATE                                                     (DEPRECIATION)

                 FINANCE - INVESTMENT BANKER / BROKER - 0.07%

   $7,926,951    04/21/2008     Mirae Asset Securities Co.                        $ 355,426
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                06/05/2007 to receive the total return of the
                                shares of Mirae Asset Securities Co. in
                                exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.45%.

                 FINANCE - OTHER SERVICES - (0.03%)

   $8,811,972    05/15/2009     Bursa Malaysia BHD                                 (156,176)

                                Agreement with Morgan Stanley, dated
                                06/07/2007 to receive the total return of the shares of Bursa Malaysia BHD in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus 0.45%.

     $164,083    06/08/2009     Hellenic Exchanges SA Holding                         3,372

                                Agreement with Morgan Stanley, dated
                                06/13/2007 to receive the total return of the
                                shares of Hellenic Exchanges SA Holding in
                                exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.55%.
                                                                                  ---------
                                                                                   (152,804)
                                                                                  ---------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.04%)

  ($4,141,431)   10/20/2008     CSR, PLC                                           (177,921)

                                Agreement with Morgan Stanley, dated
                                10/18/2006 to receive the total return of the shares of CSR, PLC in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate less 0.475%.

     $756,270    01/18/2010     NEC Electronics Corp.                                12,277

                                Agreement with Morgan Stanley, dated
                                03/09/2007 to receive the total return of the shares of NEC Electronics Corp. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate plus 0.45%.



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                             JUNE 30, 2007
        NET                                                                   UNREALIZED
     NOTIONAL     MATURITY                                                   APPRECIATION/
      AMOUNT        DATE                                                     (DEPRECIATION)

                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (CONTINUED)

    ($828,480)   04/21/2008     Powertech Technology, Inc.                        $ (17,521)

                                Agreement with Morgan Stanley, dated
                                05/18/2007 to receive the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be paid monthly equal to the 1 month LIBOR rate less 6.00%.

   $8,674,131    04/24/2008     Richtek Technology Corp.                            (13,598)

                                Agreement with Morgan Stanley, dated
                                10/30/2006 to receive the total return of the
                                shares of Richtek Technology Corp. in
                                exchange for an amount to be paid monthly
                                equal to the 1 month LIBOR rate plus 0.45%.
                                                                                  ---------
                                                                                   (196,763)
                                                                                  ---------
                 SEMICONDUCTOR EQUIPMENT - 0.01%

   $3,785,117    04/24/2008     MJC Probe, Inc.                                      49,651
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                02/26/2007 to receive the total return of the
                                shares of MJC Probe, Inc. in exchange for an
                                amount to be paid monthly equal to the 1
                                month LIBOR rate plus 0.45%.

                 TRAVEL SERVICES - (0.00%)

   $3,151,498    04/24/2008     Hana Tour Service, Inc.                              (4,092)
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                03/28/2007 to receive the total return of the
                                shares of Hana Tour Service, Inc. in exchange
                                for an amount to be paid monthly equal to the
                                1 month LIBOR rate plus 0.45%.

                 WEB PORTALS / ISP - 0.06%

  $12,013,151    04/24/2008     NHN Corp.                                           307,641
                                                                                  ---------
                                Agreement with Morgan Stanley, dated
                                06/30/2006 to receive the total return of the
                                shares of NHN Corp. in exchange for an amount
                                to be paid monthly equal to the 1 month LIBOR
                                rate plus 0.45%.

                                                                                  ---------
                 NET UNREALIZED APPRECIATION ON SWAP CONTRACTS                    $ 792,338
                                                                                  =========



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                          JUNE 30, 2007                                                    JUNE 30, 2007
                                          PERCENTAGE OF                                                    PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY              NET ASSETS (%)         SWAP CONTRACTS - BY INDUSTRY              NET ASSETS (%)
----------------------------              --------------         ----------------------------              --------------
Agricultural Operations                        0.02              Electronic Components - Semiconductors          0.10
Audio / Video Products                         0.01              Energy - Alternative Sources                    0.00
Building - Heavy Construction                  0.03              Engines - Internal Combustion                   0.01
Building and Construction Products -                             Entertainment Software                          0.00
  Miscellaneous                               (0.04)             Environmental Consulting & Engineering          0.00
Computers                                      0.00              Finance - Investment Banker / Broker            0.07
Computers - Integrated Systems                 0.01              Finance - Other Services                       (0.03)
Diversified Minerals                           0.02              Semiconductor Components -
Diversified Operations                        (0.02)               Integrated Circuits                          (0.04)
E-Commerce / Products                          0.01              Semiconductor Equipment                         0.01
E-Commerce / Services                          0.03              Travel Services                                 0.00
Electric Products - Miscellaneous              0.00              Web Portals / ISP                               0.06
Electronic Components - Miscellaneous         (0.10)                                                            -----
                                                                 TOTAL SWAP CONTRACTS                            0.15
                                                                                                                =====



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2007

INVESTMENT INCOME
    Interest                                                                                  $   1,770,088
    Dividends                                                                                     2,212,207
                                                                                              -------------
                                                                                                  3,982,295
                                                                                              -------------

EXPENSES
    Administration fees                                                                           2,270,033
    Prime broker fees                                                                             1,237,651
    Dividends on securities sold, not yet purchased                                                 886,814
    Interest Expense                                                                                264,701
    Accounting and investor services fees                                                           221,505
    Custodian fees                                                                                  195,640
    Insurance expense                                                                               100,182
    Audit and tax fees                                                                               98,804
    Legal fees                                                                                       82,576
    Printing expense                                                                                 33,898
    Board of Managers' fees and expenses                                                             32,884
    Registration expense                                                                              6,288
    Miscellaneous                                                                                    69,336
                                                                                              -------------
        TOTAL EXPENSES                                                                            5,500,312
                                                                                              -------------

        NET INVESTMENT LOSS                                                                      (1,518,017)
                                                                                              -------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
  TRANSACTIONS AND SWAP CONTRACTS

REALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS
  AND SWAP CONTRACTS
    Investment securities                                                                        71,327,411
    Securities sold, not yet purchased                                                              228,181
    Foreign currency transactions                                                                  (628,490)
    Swap contracts                                                                               13,556,107
                                                                                              -------------
   Net realized gain on investments, foreign currency transactions and swap contracts            84,483,209
                                                                                              -------------
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS                                                                          39,702,702
                                                                                              -------------

NET CHANGE IN UNREALIZED APPRECIATION ON SWAP CONTRACTS                                             622,185
                                                                                              -------------

    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
      TRANSACTIONS AND SWAP CONTRACTS                                                           124,808,096
                                                                                              -------------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                       $ 123,290,079
                                                                                              =============



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SPECIAL
                                                               ADVISORY
                                                                MEMBER             MEMBERS             TOTAL
                                                             -------------      -------------      -------------
MEMBERS' CAPITAL, DECEMBER 31, 2005                          $          --      $ 360,816,358      $ 360,816,358
                                                             -------------      -------------      -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                  --         (2,272,925)        (2,272,925)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                    --         50,724,619         50,724,619
   Net change in unrealized appreciation on investments,
     foreign currency transactions and swap contracts                   --         30,115,246         30,115,246
   Incentive allocation                                         15,713,324        (15,713,324)                --
                                                             -------------      -------------      -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                         15,713,324         62,853,616         78,566,940
                                                             -------------      -------------      -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                --         19,090,422         19,090,422
   Capital withdrawals                                         (15,713,324)       (48,534,759)       (64,248,083)
                                                             -------------      -------------      -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                         (15,713,324)       (29,444,337)       (45,157,661)
                                                             -------------      -------------      -------------

MEMBERS' CAPITAL, DECEMBER 31, 2006                          $          --      $ 394,225,637      $ 394,225,637
                                                             -------------      -------------      -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                       $          --      $  (1,518,017)     $  (1,518,017)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                    --         84,483,209         84,483,209
   Net change in unrealized appreciation on investments,
     foreign currency transactions and swap contracts                   --         40,324,887         40,324,887
   Incentive allocation                                            394,327           (394,327)                --
                                                             -------------      -------------      -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                            394,327        122,895,752        123,290,079
                                                             -------------      -------------      -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                --         33,399,597         33,399,597
   Capital withdrawals                                            (394,327)       (12,597,770)       (12,992,097)
                                                             -------------      -------------      -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                            (394,327)        20,801,827         20,407,500
                                                             -------------      -------------      -------------

MEMBERS' CAPITAL, JUNE 30, 2007                              $          --      $ 537,923,216      $ 537,923,216
                                                             =============      =============      =============



  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. On March 1, 2006, the Company named James E. Buck as lead Independent Manager of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         b.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

              (1) at their last  composite  sale  prices as  reported  on the exchanges where those securities are traded; or

              (2) If  no  sales  of  those   securities  are  reported  on  a
                  particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii) Securities traded on NASDAQ shall be valued:

              (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

              (2) if no NOCP is  available,  at the  last  sale  price on the
                  NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.  PORTFOLIO VALUATION (CONTINUED)

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.  PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

         c.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At June 30, 2007, $43,711,449 in cash equivalents was held at PNC Bank.

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($2,272,925) and $50,724,619 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2006. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the six months ended June 30, 2007, Oppenheimer earned $129,551 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $890,261 as brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2007, an Incentive Allocation of $394,327 was credited to the Special Advisory Members' capital account. Based upon the profits for the six months ended June 30, 2007, the incentive allocation that would have been credited to the Special Advisory
         Account is $24,658,016. However, this amount is not reflected in the accompanying Statement of Changes in Members' Capital because the incentive allocation is credited at the end of the calendar year.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent manager receives an additional fee of $2,500. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2007, such sales commissions earned by Oppenheimer amounted to $93,750.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2007, amounted to $1,129,521,716 and $1,122,503,485, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2007, amounted to $665,285,347 and $658,774,775, respectively.

         At  December  31,  2006,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $483,709,250, and $214,852,584, respectively.

         For Federal income tax purposes, at December 31, 2006, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $28,897,783, consisting of $41,381,068 gross unrealized appreciation and $12,483,285 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2007.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2007, the Company had no outstanding margin borrowings. For the six months ended June 30, 2007, the average daily amount of such borrowings was $605,490 and the daily weighted average annualized interest rate was 5.69%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

         A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

         The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2007, the Company had no transactions in written options.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                  SIX MONTHS
                                     ENDED           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                   JUNE 30,         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                     2007               2006            2005            2004             2003            2002
                                   --------         ------------    ------------    ------------     ------------    ------------
Net assets, end of period
  (000s)                           $537,923           $394,226        $360,816        $389,761         $502,521        $338,197
Ratio of net investment
  income (loss) to average
  net assets**                        (0.66%)***         (0.58%)         (0.91%)         (1.35%)          (1.31%)         (0.72%)
Ratio of expenses to
  average net assets**                 2.40%***           2.54%           2.33%           2.13%            1.88%           1.80%
Ratio of incentive
  allocation to average
  net assets                           0.17%***           4.00%           0.89%             0%+            5.29%             0%+
Portfolio turnover                      197%               546%            365%            323%             398%            763%
Total return - gross*                 29.72%             22.26%          11.47%          (6.58%)          41.66%          (5.44%)
Total return - net*                   23.78%             17.81%           9.18%          (6.58%)          33.33%          (5.44%)
Average debt ratio                     0.26%***            N/A             N/A            0.77%            0.70%            N/A

         * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

         ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

         ***  Annualized

         N/A  Not applicable

         +    Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9. RECENT ACCOUNTING PRONOUNCEMENTS

         In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Company does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal year.

     10. SUBSEQUENT EVENTS

         Subsequent  to  June  30,  2007,  the  Company   received  initial  and
         additional capital contributions from Members of $10,894,230.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


I.       PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2007 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.      PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.     APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on February 28, 2007, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. Management reviewed the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Managers had, over the previous twelve months, considered var-

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

ious matters relevant to the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Company; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third-party service providers; the Company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company had improved and was competitive with its peers. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 20% incentive allocation -- is comparable for similar products. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board also noted that the positive performance of the Company during the past year and the incentive allocations from the Company resulting from this performance have allowed Oppenheimer to provide additional compensation to financial advisers whose customers are invested in the Company, which has increased such financial advisers' interest in the Company as an investment option for their customers. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indi-

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

rect benefits  received by the Adviser and its affiliates  attributable to their relationships to the Company. The Board noted the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

Although the Board also noted that the Adviser and Oppenheimer have not realized significant profits in the recent past from their relationship to the Company, due to positive investment performance, the Adviser had received an incentive allocation during the previous year, increasing the Adviser's revenues and profitability and the Adviser and OAM continue to be willing to manage the Company, thereby evidencing their commitment to the Company.

Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because the asset level of the Company had not increased appreciably.

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
Managers:

 1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

 2. the fees paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

 3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other investment advisers to similar investment vehicles receiving similar services and in light of the fact that absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company.

 4. in the absence of significant asset growth of the Company, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

 5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date          August 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date          August 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Chief Financial Officer
                             (principal financial officer)

Date          August 29, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.